Share-Based Compensation - Schedule of Share and Dividend Equivalent Share Award Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of share equivalents, Beginning Balance	318,729	232,921	119,194
Number of share equivalents, Granted	169,662	119,038	131,099
Number of share equivalents, Forfeited share equivalents	(18,975)	(10,949)	(5,917)
Number of share equivalents, Vested share equivalents	(52,178)	(22,281)	(11,455)
Number of share equivalents, Ending Balance	417,238	318,729	232,921
Dividend equivalents, Beginning Balance	16,035	8,942	3,741
Dividend equivalents, Granted	11,189	9,152	6,152
Dividend equivalents, Forfeited share equivalents	(785)	(367)	(179)
Dividend equivalents, Vested share equivalents	(4,088)	(1,692)	(772)
Dividend equivalents, Ending Balance	22,351	16,035	8,942
Dividend equivalents, Beginning Balance	334,764	241,863	122,935
Dividend equivalents, Granted	180,851	128,190	137,251
Dividend equivalents, Forfeited share equivalents	(19,760)	(11,316)	(6,096)
Dividend equivalents, Vested share equivalents	(56,266)	(23,973)	(12,227)
Dividend equivalents, Ending Balance	439,589	334,764	241,863
Value of share equivalents, Beginning Balance	$ 16,444,000	$ 11,924,000	$ 7,269,000
Value of share equivalents, Granted	11,366,000	6,297,000	6,766,000
Value of share equivalents, Forfeited share equivalents	1,242,000	556,000	301,000
Value of share equivalents, Vested share equivalents	2,922,000	1,180,000	622,000
Value of share equivalents, Ending Balance	$ 27,628,000	$ 16,444,000	$ 11,924,000